Income Taxes - Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 0	$ 0
State and local	0	0
Foreign	0	0
Current income tax expense benefit	0	0
Deferred:
Federal	(4,087)	(5,540)
State and local	(2,056)	(981)
Foreign
Deferred income tax expense benefit	(6,143)	(6,521)
Change in valuation allowance	6,143	6,521
Income tax benefit